General and Administrative Expense, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses
Management fee - related party	$ 13,511	$ 11,611	$ 10,764
Professional fees (legal and accounting)	687	528	906
Compensation for Directors and Officers	468	1,907	1,712
Listing fees and expenses	96	107	90
Miscellaneous	1,356	1,228	1,145
Total	$ 16,118	$ 15,381	$ 14,617